Transactions and balances with related parties (Details) - USD ($)		12 Months Ended
	Jul. 07, 2020	Dec. 31, 2020
Transactions and balances with related parties (Details) [Line Items]
Share-based payment expenses		$ 16,666,000
Officers and directors [Member]
Transactions and balances with related parties (Details) [Line Items]
Grant of stock options	1,000,000
Exercise price	$ 0.70